Accrued Expenses, Accounts Payable and Other Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Accrued Expenses, Accounts Payable and Other Liabilities
Accrued expenses and accounts payable	$ 254,360
Accrued interest	272,406
Deferred revenue	317,818
Asset value guarantees	133,500
Derivative liabilities	1,281
Total	$ 979,365